29 Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

During the year Group companies entered into the following transactions with related parties who are not members of the Group.

	Purchase of good			Amounts owed by related parties
	2020 €’000	2019 €’000	2018 €’000	2020 €’000	2019 €£’000	2018 €’000

BioConnection BV	296	18	–	–	8	–